TCW FUNDS, INC.

TCW Conservative Allocation Fund (the “Fund”)

(Class I: TGPCX; Class N: TGPNX)

Supplement dated July 31, 2025 to the

Prospectus, Summary Prospectus, and Statement of Additional Information,

each dated February 28, 2025, as supplemented

Effective at the close of business on July 31, 2025, Harun Dogo, PhD will no longer serve as a portfolio manager for the Fund. Therefore, effective at the close of business on July 31, 2025, all references to Harun Dogo, PhD are hereby removed from the Prospectus, Summary Prospectus, and Statement of Additional Information.

Please retain this Supplement for future reference.